Inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Inventories [Abstract]
Raw materials	$ 3,640	$ 3,632
Work-in-progress	3,568	3,444
Finished goods	1,960	1,440
Commodity inventories	2,238	1,310
Inventories	11,406	9,826	[1]
Inventories contracted at fixed prices or hedged	9,432	8,160	[1]
Inventories - other	1,974	1,666	[1]
Current inventories	$ 11,406	$ 9,826	[1]

[1]	Restated